Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund, Class Institutional
Fund Summary - Invesco Convertible Securities Fund - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoConvertibleSecuritiesFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000027855_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoConvertibleSecuritiesFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000027855_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoConvertibleSecuritiesFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000027855_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the fiscal year October 1, 2009 to September 30, 2010 was 85% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period October 1, 2010 to December 31, 2010 was 24% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the common stock to assure that the required percentage of its assets is invested in convertible securities. The Fund’s convertible securities may include lower rated fixed-income securities commonly known as junk bonds. The convertible securities also may include exchangeable and synthetic convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, synthetic and exchangeable convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In deciding which securities to buy, hold or sell, the Adviser considers market, economic and political conditions. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The remaining 20% of the Fund’s assets may be invested in common stocks directly, non-convertible preferred stock, non-convertible fixed-income securities and foreign securities (including depositary receipts). The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Lower-rated fixed-income securities (commonly known as junk bonds) are subject to greater risk of loss of income and principal than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments and may be subject to a greater risk of default than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

Common Stocks and Other Equity Securities. In general, stock and other equity securities values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad/style-based securities market benchmark with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown are those of the Class A shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Year-to-date returns include returns of the Fund for periods ending on or after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoConvertibleSecuritiesFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000027855_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Class A Shares year-to-date (ended March 31, 2011): 5.58% Best Quarter (ended September 30, 2009): 16.51% Worst Quarter (ended December 31, 2008): (15.67)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoConvertibleSecuritiesFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000027855_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.